RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Name and Relationships with Related Parties

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Chemical	Holding company of Hanwha Solar
Hanwha Corporation	Holding company of Hanwha Chemical
Hanwha Q.Cells GmbH (“Q.Cells”) (previously known as Q-Cells SE) *	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q CELLS Japan Co., Ltd. (“Q.Cells Japan”) (previously known as Hanwha Japan Co., Ltd.)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Q.Cells Korea”) (previously known as Hanwha Solarenergy Corporation)	A subsidiary of Hanwha Corporation
Hanwha Q CELLS Canada Inc. (“Q.Cells Canada”)	A company controlled by Q.Cells Korea
Hanwha L&C Corporation	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Alabama LLC. (“Hanwha L&C Alabama”)	A subsidiary of Hanwha Chemical
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Solar America LLC. (“Hanwha America”)	A subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. (“Ya An”)	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha TechM Co., Ltd. (“Hanwha TechM”)	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd. (“Food1st”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd. (“Hanwha 63 City”)	A wholly-owned subsidiary of Hanwha Life Insurance Co., Ltd., whose significant shareholder is Hanwha Corporation
Komodo Enterprise Inc. (“Komodo”)	A company whose significant shareholder is Q.Cells Korea
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Semiconductor Manufacturing International (Shanghai) Corporation (“SMIC Shanghai”) **	A wholly-owned subsidiary of Semiconductor Manufacturing International Corporation where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

*	On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became a related party of the Group.
**	Subsequent to David N.K. Wang’s resignation from SMIC in July 2011, SMIC Shanghai ceased to be a related party of the Group.

Significant Related Party Transactions and Balances

The Group had the following significant related party transactions during the years presented:

	For the year ended December 31,
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Advance paid to related parties:
- Hanwha TechM	—	6,545	—	—
- Ya An	108,446	—	—	—
- Hanwha Chemical	76,436	—	—	—
- Hanwha L&C Trading	43,481	—	—	—

	228,363	6,545	—	—

Purchase of raw materials from:
- Hanwha Corporation	—	—	216,146	35,705
- Q.Cells	—	4,080	95,633	15,798
- Hanwha L&C Corporation	—	63,241	82,314	13,597
- Q.Cells Japan	—	—	15,160	2,504
- Hanwha L&C Trading	63,129	68,792	823	136
- Hanwha TechM	—	—	98	16
- Hanwha International	—	10,358	—	—
- Ya An	116,943	6,440	—	—
- Hanwha Chemical	86,735	—	—	—

	266,807	152,911	410,174	67,756

Purchase of services from:
- Food1st	8,177	27,147	30,760	5,081
- Hanwha International	—	—	20,379	3,367
- Hanwha Chemical	—	—	7,041	1,163
- Hancomm	27,235	14,993	4,911	811
- Hanwha S&C	5,876	2,246	553	91
- Hanwha Corporation	—	—	85	14
- Q.Cells Korea	570	—	—	—

	41,858	44,386	63,729	10,527

Purchase of fixed assets from:
- Hanwha TechM	30,026	3,586	23,902	3,948

	30,026	3,586	23,902	3,948

Sales of products to:
- Q.Cells Japan	67	248,047	1,179,308	194,808
- Q.Cells Korea	87,702	281,252	213,751	35,309
- Q.Cells Canada	—	—	112,798	18,633
- Hanwha Europe	228	147,582	17,439	2,881
- Hanwha International	—	82,549	3,381	559
- Hanwha Corporation	468,381	250,012	496	82
- Hanwha Chemical	24,106	62	26	4
- Komodo	—	29,298	—	—
- Others	3,373	125	7,161	1,183

	583,857	1,038,927	1,534,360	253,459

Processing services provided to:
- Q.Cells	—	—	408,560	67,489

	—	—	408,560	67,489

Buildings leased from:
- SMIC Shanghai	4,291	—	—	—

	4,291	—	—	—

Borrowings from:
- Hanwha International *	—	—	61,480	10,156
- Hanwha L&C Alabama **	—	—	18,291	3,021

	—	—	79,771	13,177

Interest paid to:
- Hanwha International	—	—	697	115

	—	—	697	115

Commission fee for bank borrowings and long-term notes:
- Hanwha Chemical ***	—	4,526	12,337	2,038

	—	4,526	12,337	2,038

On May 1, 2012, the Group acquired 100% equity interest in Solar Australia from Hanwha Corporation with a cash consideration of AUD16,732 (Note 1).

*	Solar Canada borrowed a short-term loan of US$10 million from Hanwha International on September 18, 2013, which bears an annual interest rate of 6% and will be due on March 18, 2014.
**	Solar Canada borrowed a short-term loan of US$3,000,000 from Hanwha L&C Alabama on November 21, 2013, which bears an annual interest rate of 6% and will be due on May 21, 2014.
***	The commission fees to Hanwha Chemical include:
1)	Annual commission fee which is 0.6% of long-term bank borrowings of US$180,000,000 with the term from April 26, 2012 to April 26, 2015;
2)	Annual commission fee which is 0.6% of long-term bank borrowings of US$100,000,000 with the term from June 26, 2013 to June 26, 2016;
3)	Annual commission fee which is 0.6% of long-term notes of US$100,000,000 (Note 17).

Balances with Related Parties

As of December 31, 2012 and 2013, balances with related parties are comprised of the following:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Amount due from related parties-net:
- Q.Cells Japan	130,008	205,935	34,018
- Q.Cells	—	162,156	26,786
- Hanwha Q.Cells Canada	—	95,156	15,719
- Q.Cells Korea	137,288	61,569	10,170
- Hanwha Chemical	4,868	4,721	780
- Hanwha Corporation	15,312	1,146	188
- Hanwha Europe	94,215	26	4
- Komodo	23,101	13	2
- Hanwha International	14,844	—	—
- Hancomm	884	—	—
- Others	90	10	2

	420,610	530,732	87,669

Amount due to related parties:
- Hanwha Corporation	—	95,086	15,707
- Hanwha International	2,241	59,390	9,811
- Hanwha L&C Corporation	49,207	45,185	7,464
- Hanwha L&C Alabama	—	18,388	3,037
- Q.Cells Japan	—	15,158	2,504
- Q.Cells	6,388	12,847	2,122
- Hanwha Chemical	4,475	4,340	717
- Hanwha TechM	717	3,577	591
- Hanwha L&C Trading	3,682	1,033	170
- Food1st	232	16	3
- Komodo	—	13	2
- Hancomm	2,016	—	—
- Hanwha S&C	1,738	—	—
- Hanwha L&C Canada Inc.	1,349	—	—

	72,045	255,033	42,128